PROJECT ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) Plant	Dec. 31, 2019 USD ($)	Nov. 30, 2019 Plant
Equity Method Investment, Realized Gain (Loss) on Disposal				¥ 19,900,000	$ 2,900,000
Equity Method Investment, Amount Sold				¥ 99,800,000
Number of solar power plants held for sale | Plant				2		2
Net revenue	¥ 40,826,521,106	$ 6,406,572,060	¥ 35,129,458,616	¥ 29,746,287,759
Project Asset, External Sales				1,007,302,819
Impairment	123,404,551		93,780,458
Depreciation expenses of project assets	32,559,392	$ 5,109,279	52,830,115	77,028,161
Electricity, Generation [Member] | Capitalized Project Costs [Member]
Net revenue	¥ 0		¥ 8,385,752	¥ 62,459,588